Balance Sheets - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS
Cash	$ 500,644	$ 195,010	$ 35,074
Prepaid expenses	12,545	9,378	15,000
TOTAL CURRENT ASSETS	513,189	204,388	50,074
PROPERTY & EQUIPMENT
Computers and peripherals	2,663	2,663	1,883
Vehicle	50,000
GROSS PROPERTY AND EQUIPMENT	52,663	2,663
Less: accumulated depreciation	(1,883)	(1,605)	(837)
NET PROPERTY AND EQUIPMENT	50,780	1,058	1,046
OTHER ASSETS
Domain, net of amortization of $4,311 and $4,223, respectively	1,004	1,092	1,447
Trademark, net of amortization of $401 and $371, respectively	742	772	886
Patents, net of amortization of $18,291 and $16,250, respectively	82,852	84,492	97,100
TOTAL OTHER ASSETS	84,598	86,356	99,433
TOTAL ASSETS	648,567	291,802	150,553
CURRENT LIABILITIES
Accounts payable and other payable	124,728	201,243	125,085
Accrued expenses	223,358	211,496	176,790
Accrued interest on convertible notes	1,586,950	432,866	415,537
Derivative liability	61,037,804	59,657,719	3,905,721
Convertible promissory notes, net of debt discount of $210,050 and $409,074, respectively	126,950	160,926	256,103
TOTAL CURRENT LIABILITIES	61,969,704	60,664,250	4,879,236
LONG TERM LIABILITIES
Convertible promissory notes, net of debt discount of $0 and $0, respectively	1,460,000	1,460,000	1,782,600
TOTAL LONG TERM LIABILITIES	1,460,000	1,460,000	1,782,600
TOTAL LIABILITIES	63,429,704	62,124,250	6,661,836
COMMIMENTS AND CONTINGENCIES (SEE NOTE 8)
SHAREHOLDERS' DEFICIT
Preferred Stock, $0.001 par value; 5,000,000 authorized preferred shares, no shares issued or outstanding
Common Stock, $0.001 par value; 5,000,000,000 shares authorized, 2,171,705,242 and 2,053,410,161 shares issued and outstanding, respectively	2,171,705	2,053,410	1,077,319
Additional Paid in Capital	12,803,933	11,664,657	10,432,575
Accumulated deficit	(77,756,775)	(75,550,515)	(18,021,177)
TOTAL SHAREHOLDERS' DEFICIT	(62,781,137)	(61,832,448)	(6,511,283)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 648,567	$ 291,802	$ 150,553